Recently Issued Accounting Pronouncements - Additional Information (Detail) - ASU No. 2015-02 ¥ in Millions	Sep. 30, 2016 JPY (¥)
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	¥ (329)
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	¥ 330